Annual Total Returns- Janus Henderson Global Allocation Fund - Conservative (Class A C S I T Shares) [BarChart] - Class A C S I T Shares - Janus Henderson Global Allocation Fund - Conservative - Class T	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	10.60%	1.39%	10.82%	10.73%	4.12%	(2.25%)	2.33%	12.80%	(5.17%)	12.02%